THE CHARLES SCHWAB FAMILY OF FUNDS

Schwab Money Funds

Schwab Value Advantage Money Fund® – Select Shares

Schwab Value Advantage Money Fund® – Premier Shares

Schwab Value Advantage Money Fund® – Ultra Shares

Supplement dated November 20, 2017 to the

Summary Prospectus dated September 28, 2017 and

Statutory Prospectus and Statement of Additional Information (SAI), each dated

April 28, 2017, as supplemented September 28, 2017 and November 20, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus and SAI and

should be read in conjunction with those documents.

Consolidation of the Select Share class and Premier Share class into the Ultra Share class

On November 17, 2017, the Select Share class (Select Shares) and Premier Share Class (Premier Shares) were consolidated into the Ultra Share class (Ultra Shares) of the Schwab Value Advantage Money Fund.

All references to Select Shares and Premier Shares in the Summary Prospectus, Statutory Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG100181-00 (11/17)

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